Vessel Operating and Voyage Expenses	6 Months Ended
Jun. 30, 2026
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
13.       Vessel Operating and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2025	2026
Brokerage commissions	—	84,960
Brokerage commissions-related party	116,068	245,934
Port & other expenses	294,101	344,294
Bunkers consumption	—	71,855
Total Voyage expenses	$410,169	$747,043

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2025	2026
Crew & crew related costs	757,771	1,788,436
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	260,435	506,665
Lubricants	40,430	69,202
Insurance	61,864	110,262
Tonnage taxes	15,087	24,692
Other	102,481	232,933
Total Vessel operating expenses	$1,238,068	$2,732,190